Bonds Payable (Details) - Schedule of repayments and interests	12 Months Ended
Dec. 31, 2021 USD ($)
February 1, 2019 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Maturity Date	Jun. 30, 2023
February 1, 2019 [Member] | Minimum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Subscribed Amount	$ 29,259
Repayment Amount	$ 29,259
Annual Interest Rate	3.00%
February 1, 2019 [Member] | Maximum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Subscribed Amount	$ 200
Repayment Amount	$ 200
Annual Interest Rate	4.00%
December 31, 2018 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Maturity Date	Apr. 28, 2024
December 31, 2018 [Member] | Minimum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Subscribed Amount	$ 29,259
Repayment Amount	$ 14,629
Annual Interest Rate	0.00%
December 31, 2018 [Member] | Maximum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Subscribed Amount	$ 200
Repayment Amount	$ 100
Annual Interest Rate	4.00%
December 31, 2018 One [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Maturity Date	Jul. 11, 2024
December 31, 2018 One [Member] | Minimum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Repayment Amount	$ 7,315
Annual Interest Rate	0.00%
December 31, 2018 One [Member] | Maximum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Repayment Amount	$ 50
Annual Interest Rate	4.00%
December 31, 2018 Two [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Maturity Date	Oct. 01, 2024
December 31, 2018 Two [Member] | Minimum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Repayment Amount	$ 7,315
Annual Interest Rate	0.00%
December 31, 2018 Two [Member] | Maximum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Repayment Amount	$ 50
Annual Interest Rate	4.00%
January 1, 2020 [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Maturity Date	Apr. 13, 2026
January 1, 2020 [Member] | Minimum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Subscribed Amount	$ 14,629
Repayment Amount	$ 14,629
Annual Interest Rate	3.00%
January 1, 2020 [Member] | Maximum [Member]
Bonds Payable (Details) - Schedule of repayments and interests [Line Items]
Subscribed Amount	$ 100
Repayment Amount	$ 100
Annual Interest Rate	4.00%